Commitments and Contingent Liabilities - Additional information (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessee [line items]
Contingent liability		€ 2,809
Guarantee period	7 months
Guarantees [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contingent liability	€ 11,767		€ 9,067